Subsequent events (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 418,057		$ 59,250	$ 168,102
Carrying amount
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 418,057		59,250
Senior notes due 2030
Disclosure of non-adjusting events after reporting period [line items]
Principal amount		$ 400,000
Interest rate (as a percent)	6.50%	6.50%
Borrowings	$ 402,453		$ 0
Senior notes due 2030 | Deferred finance costs
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		$ (8,000)